United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 11/30

Date of reporting period:  07/01/2017 - 06/30/2018

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22843

Reporting Period: 07/01/2017 - 06/30/2018

CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

=========== CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND ===========

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101

Meeting Date: JUN 05, 2018   Meeting Type: Annual

Record Date:  APR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Pieter Bakker            For       For          Management

1.2   Elect Director Barbara M. Baumann       For       For          Management

1.3   Elect Director Mark C. McKinley         For       For          Management

2     Amend Partnership Agreement             For       Against      Management

3     Ratify Deloitte & Touche LLP as         For       For          Management

      Auditors

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CENTER COAST BROOKFIELD MLP & ENERGY INFRASTRUCTURE FUND

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: August 29, 2018